JPMorgan Active Value ETF
Schedule of Portfolio Investments as of September 30, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.4%
Aerospace & Defense — 3.9%
Boeing Co. (The) *	121,250	26,169,387
General Dynamics Corp.	106,220	36,221,020
Northrop Grumman Corp.	21,215	12,926,724
RTX Corp.	450,175	75,327,783
Textron, Inc.	146,937	12,414,707
		163,059,621
Automobile Components — 0.2%
Gentex Corp.	229,803	6,503,425
Automobiles — 0.3%
General Motors Co.	226,245	13,794,158
Banks — 10.3%
Bank of America Corp.	2,582,667	133,239,790
Citigroup, Inc.	177,733	18,039,899
Comerica, Inc.	196,574	13,469,250
Fifth Third Bancorp	376,723	16,783,010
First Citizens BancShares, Inc., Class A	31,016	55,492,587
First Horizon Corp.	530,619	11,997,296
M&T Bank Corp.	108,051	21,353,039
US Bancorp	507,874	24,545,550
Wells Fargo & Co.	1,644,900	137,875,518
		432,795,939
Beverages — 0.3%
PepsiCo, Inc.	105,781	14,855,884
Biotechnology — 2.3%
AbbVie, Inc.	225,270	52,159,016
Regeneron Pharmaceuticals, Inc.	41,876	23,545,618
Vertex Pharmaceuticals, Inc. *	56,054	21,952,989
		97,657,623
Broadline Retail — 2.3%
Alibaba Group Holding Ltd., ADR (China)	73,831	13,195,815
Amazon.com, Inc. *	381,359	83,734,995
		96,930,810
Building Products — 1.4%
Carrier Global Corp.	1,014,065	60,539,681
Capital Markets — 4.4%
Ameriprise Financial, Inc.	11,506	5,652,323
Ares Management Corp.	104,187	16,658,459
Bank of New York Mellon Corp. (The)	105,684	11,515,329
Blackrock, Inc.	13,835	16,129,812
Blackstone, Inc.	113,887	19,457,594
Charles Schwab Corp. (The)	463,703	44,269,725
Goldman Sachs Group, Inc. (The)	38,462	30,629,214

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Capital Markets — continued
Jefferies Financial Group, Inc.	128,546	8,409,479
Morgan Stanley	216,470	34,410,071
		187,132,006
Chemicals — 2.2%
Air Products and Chemicals, Inc.	123,835	33,772,281
Axalta Coating Systems Ltd. *	399,081	11,421,698
Chemours Co. (The)	821,710	13,015,887
FMC Corp.	1,028,625	34,592,659
		92,802,525
Commercial Services & Supplies — 0.3%
Republic Services, Inc., Class A	46,942	10,772,250
Construction Materials — 1.0%
Amrize Ltd. *	268,668	13,038,458
Vulcan Materials Co.	96,946	29,822,529
		42,860,987
Consumer Finance — 2.2%
American Express Co.	174,404	57,930,033
Capital One Financial Corp.	163,864	34,834,209
		92,764,242
Consumer Staples Distribution & Retail — 0.9%
BJ's Wholesale Club Holdings, Inc. *	110,114	10,268,130
Performance Food Group Co. *	71,946	7,485,262
Walmart, Inc.	201,628	20,779,782
		38,533,174
Containers & Packaging — 1.1%
Ball Corp.	754,525	38,043,150
Graphic Packaging Holding Co.	310,748	6,081,338
Silgan Holdings, Inc.	64,654	2,780,769
		46,905,257
Diversified Telecommunication Services — 0.9%
AT&T, Inc.	493,315	13,931,216
Verizon Communications, Inc.	540,852	23,770,445
		37,701,661
Electric Utilities — 2.6%
Entergy Corp.	129,130	12,033,625
NextEra Energy, Inc.	515,588	38,921,738
PG&E Corp.	348,776	5,259,542
Southern Co. (The)	381,352	36,140,729
Xcel Energy, Inc.	202,823	16,357,675
		108,713,309

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electrical Equipment — 2.0%
Eaton Corp. plc	107,887	40,376,710
Emerson Electric Co.	319,898	41,964,219
		82,340,929
Electronic Equipment, Instruments & Components — 1.9%
CDW Corp.	93,700	14,924,536
Corning, Inc.	514,447	42,200,087
TD SYNNEX Corp.	128,169	20,987,674
		78,112,297
Entertainment — 1.1%
Walt Disney Co. (The)	406,770	46,575,165
Financial Services — 2.5%
Berkshire Hathaway, Inc., Class B *	101,528	51,042,187
Corpay, Inc. *	24,692	7,112,778
Fidelity National Information Services, Inc.	246,992	16,286,652
Fiserv, Inc. *	165,419	21,327,472
MGIC Investment Corp.	387,433	10,991,474
		106,760,563
Food Products — 0.3%
Mondelez International, Inc., Class A	227,518	14,213,049
Ground Transportation — 1.2%
CSX Corp.	553,484	19,654,217
Union Pacific Corp.	136,995	32,381,508
		52,035,725
Health Care Equipment & Supplies — 1.5%
Becton Dickinson & Co.	70,355	13,168,346
Boston Scientific Corp. *	101,281	9,888,064
Medtronic plc	439,651	41,872,361
		64,928,771
Health Care Providers & Services — 6.0%
Cardinal Health, Inc.	142,314	22,337,605
Cencora, Inc.	19,546	6,108,711
Cigna Group (The)	169,347	48,814,273
CVS Health Corp.	282,059	21,264,428
Elevance Health, Inc.	51,571	16,663,622
Humana, Inc.	208,460	54,235,038
Labcorp Holdings, Inc.	51,484	14,778,997
Quest Diagnostics, Inc.	67,277	12,821,651
UnitedHealth Group, Inc.	164,345	56,748,328
		253,772,653
Health Care REITs — 0.8%
Ventas, Inc.	508,604	35,597,194
Hotel & Resort REITs — 0.3%
Host Hotels & Resorts, Inc.	752,741	12,811,652

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotels, Restaurants & Leisure — 1.5%
Booking Holdings, Inc.	1,913	10,328,804
Carnival Corp. *	434,774	12,569,316
Darden Restaurants, Inc.	75,001	14,277,190
McDonald's Corp.	91,241	27,727,228
		64,902,538
Household Durables — 0.9%
Lennar Corp., Class A	199,176	25,104,143
Mohawk Industries, Inc. *	84,791	10,931,256
		36,035,399
Household Products — 0.5%
Procter & Gamble Co. (The)	137,338	21,101,984
Industrial Conglomerates — 1.0%
3M Co.	263,496	40,889,309
Industrial REITs — 0.2%
Prologis, Inc.	64,652	7,403,947
Insurance — 1.9%
Arch Capital Group Ltd.	138,947	12,606,661
Arthur J Gallagher & Co.	61,416	19,022,992
Chubb Ltd.	50,702	14,310,639
Progressive Corp. (The)	96,309	23,783,508
Travelers Cos., Inc. (The)	42,678	11,916,551
		81,640,351
Interactive Media & Services — 2.9%
Alphabet, Inc., Class C	442,659	107,809,599
Meta Platforms, Inc., Class A	19,192	14,094,221
		121,903,820
IT Services — 0.3%
International Business Machines Corp.	49,707	14,025,327
Life Sciences Tools & Services — 0.5%
Thermo Fisher Scientific, Inc.	45,387	22,013,603
Machinery — 3.4%
AGCO Corp.	136,018	14,563,447
Cummins, Inc.	44,999	19,006,228
Deere & Co.	46,223	21,135,929
Dover Corp.	157,810	26,327,442
Flowserve Corp.	370,237	19,674,394
Gates Industrial Corp. plc *	805,432	19,990,822
Parker-Hannifin Corp.	28,596	21,680,058
		142,378,320
Media — 0.7%
Comcast Corp., Class A	897,933	28,213,055
Metals & Mining — 1.1%
Alcoa Corp.	200,771	6,603,358
Cleveland-Cliffs, Inc. *	456,936	5,574,619

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Metals & Mining — continued
Freeport-McMoRan, Inc.	322,091	12,632,409
Newmont Corp.	109,922	9,267,524
Rio Tinto plc, ADR (Australia)	165,100	10,898,251
		44,976,161
Multi-Utilities — 1.5%
CMS Energy Corp.	279,705	20,491,188
Dominion Energy, Inc.	450,864	27,579,351
Public Service Enterprise Group, Inc.	180,061	15,027,891
		63,098,430
Oil, Gas & Consumable Fuels — 5.6%
Chevron Corp.	250,906	38,963,193
ConocoPhillips	494,269	46,752,904
EOG Resources, Inc.	427,091	47,885,443
EQT Corp.	538,911	29,332,926
Equinor ASA, ADR (Norway) (a)	423,884	10,334,292
Expand Energy Corp.	167,578	17,803,487
Exxon Mobil Corp.	248,232	27,988,158
Range Resources Corp.	467,826	17,608,970
		236,669,373
Passenger Airlines — 0.9%
Delta Air Lines, Inc.	179,314	10,176,070
Southwest Airlines Co.	848,706	27,082,208
		37,258,278
Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co.	758,720	34,218,272
Eli Lilly & Co.	16,039	12,237,757
Johnson & Johnson	387,498	71,849,879
Merck & Co., Inc.	366,254	30,739,698
Novo Nordisk A/S, ADR (Denmark) (a)	183,118	10,161,218
		159,206,824
Real Estate Management & Development — 0.1%
Zillow Group, Inc., Class C *	38,426	2,960,723
Residential REITs — 0.1%
AvalonBay Communities, Inc.	30,015	5,797,998
Semiconductors & Semiconductor Equipment — 4.3%
Advanced Micro Devices, Inc. *	78,025	12,623,665
Analog Devices, Inc.	157,044	38,585,711
ASML Holding NV (Registered), NYRS (Netherlands)	13,900	13,456,451
Micron Technology, Inc.	94,426	15,799,358
NXP Semiconductors NV (Netherlands)	213,320	48,579,364
ON Semiconductor Corp. *	173,291	8,544,979
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	48,871	13,649,181
Texas Instruments, Inc.	161,078	29,594,861
		180,833,570

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — 1.1%
Microsoft Corp.	69,141	35,811,581
Salesforce, Inc.	42,229	10,008,273
		45,819,854
Specialized REITs — 1.3%
American Tower Corp.	52,591	10,114,301
Equinix, Inc.	55,459	43,437,707
		53,552,008
Specialty Retail — 3.1%
AutoZone, Inc. *	4,706	20,189,870
Home Depot, Inc. (The)	74,427	30,157,076
Lowe's Cos., Inc.	140,275	35,252,510
O'Reilly Automotive, Inc. *	132,036	14,234,801
TJX Cos., Inc. (The)	204,757	29,595,577
		129,429,834
Technology Hardware, Storage & Peripherals — 4.5%
Hewlett Packard Enterprise Co.	544,766	13,379,453
Sandisk Corp. *	196,160	22,009,152
Seagate Technology Holdings plc	182,295	43,032,558
Western Digital Corp.	912,422	109,545,385
		187,966,548
Textiles, Apparel & Luxury Goods — 0.7%
Kontoor Brands, Inc.	298,918	23,844,689
NIKE, Inc., Class B	76,897	5,362,028
		29,206,717
Tobacco — 2.3%
Philip Morris International, Inc.	594,368	96,406,490
Trading Companies & Distributors — 0.9%
AerCap Holdings NV (Ireland)	252,415	30,542,215
WESCO International, Inc.	37,788	7,992,162
		38,534,377
Water Utilities — 0.1%
Essential Utilities, Inc.	104,207	4,157,859
Total Common Stocks (Cost $3,728,544,250)		4,187,853,247
Short-Term Investments — 0.9%
Investment Companies — 0.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.09% (b) (c) (Cost $23,819,718)	23,819,718	23,819,718

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 0.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.20% (b) (c) (Cost $16,115,349)	16,115,349	16,115,349
Total Short-Term Investments (Cost $39,935,067)		39,935,067
Total Investments — 100.3% (Cost $3,768,479,317)		4,227,788,314
Liabilities in Excess of Other Assets — (0.3)%		(13,782,449)
NET ASSETS — 100.0%		4,214,005,865

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2025. The total value of securities on loan at September 30, 2025 is $15,570,033.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2025.

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,227,788,314	$—	$—	$4,227,788,314

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2025	Shares at September 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.20% (a) (b)	$—	$31,766,201	$15,650,852	$—	$—	$16,115,349	16,115,349	$34,998	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.09% (a) (b)	128,506,160	56,325,107	161,011,549	—	—	23,819,718	23,819,718	890,575	—
Total	$128,506,160	$88,091,308	$176,662,401	$—	$—	$39,935,067		$925,573	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2025.